Lease Obligations - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Lease Obligations [Line Items]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	$ 1,115,000
Capital Lease Obligations One [Member]
Lease Obligations [Line Items]
Operating Leases, Rent Expense	577,000	$ 530,000	$ 421,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	$ 879,000	1,018,000
Lease Term	5 years
Capital Leased Assets, Gross	$ 2,600,000
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	1,389,513	1,127,913
Capital Lease Obligations Two [Member]
Lease Obligations [Line Items]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	$ 236,000
Lease Term	3 years
Capital Leased Assets, Gross	$ 300,000
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	$ 12,000	$ 1,000